Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Stock options to purchase common stock	476,671	409,488	445,804	491,609
Warrants to purchase common stock	72,322	-	24,107	-
	548,993	409,488	469,911	491,609